COVER LETTER

September 26, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund

(1933 Act File No. 2-39334; 1940 Act File No. 811-2224)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MML Series Investment Fund pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MML Conservative Allocation Fund and the MML Balanced Allocation Fund, dated May 1, 2014, as filed under Rule 497(e) on September 15, 2014. The purpose of this filing is to submit the 497(e) filing dated September 15, 2014 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860)562-2241.

Very truly yours,

/s/ Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Assistant Secretary, MML Series Investment Fund